DOCUMENT AND ENTITY INFORMAITON (Parentheticals)	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	DENTSPLY INTERNATIONAL INC /DE/
Entity Central Index Key	0000818479
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false